Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2020	2021

	(RMB in millions)
Logistics receivables	4,406	6,204
Online retail and online marketplace receivables (*)	2,103	5,840
Advertising receivables and others	1,169	890

Accounts receivable	7,678	12,934
Allowance for doubtful accounts	(566)	(1,034)

Accounts receivable, net	7,112	11,900

Schedule of movements in the allowances for doubtful accounts

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Balance at beginning of the year	(178)	(318)	(566)
Additions	(214)	(331)	(535)
Write-off	74	83	67

Balance at end of the year	(318)	(566)	(1,034)

(*)
For the accounts receivable in relation to consumer financing business, which is recorded in online retail and online marketplace receivables, as JD Technology performs credit risk assessment services for the individuals and purchases the over-due
receivables from the Group at carrying values to absorb the risks and obtain the rewards from such business, no allowance for doubtful accounts in relation to consumer financing receivables were provided.